Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	Vinci Partners Investments Ltd.
Entity Central Index Key	0001826286
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39938
Trading Symbol	VINP
Security Exchange Name	NASDAQ
Title of 12(b) Security	Class A common shares
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Av. Bartolomeu Mitre
Entity Address, Address Line Two	336 Leblon
Entity Address, City or Town	Rio de Janeiro
Entity Address, Country	BR
Entity Address, Postal Zip Code	22431-002
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Auditor Firm ID	1351
Auditor Name	PricewaterhouseCoopers Auditores Independentes Ltda.
Auditor Location	RJ, Brasil
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Sergio Passos Ribeiro, Chief Financial Officer
Entity Address, Address Line One	Av. Bartolomeu Mitre
Entity Address, Address Line Two	336 Leblon
Entity Address, City or Town	Rio de Janeiro
Entity Address, Country	BR
Entity Address, Postal Zip Code	22431-002
Extension	+55
City Area Code	21
Local Phone Number	2159-6240
Other Address [Member]
Document Information [Line Items]
Contact Personnel Name	Manuel Garciadiaz
Entity Address, Address Line One	Davis Polk & Wardwell LLP
Entity Address, Address Line Two	450 Lexington Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	450-4000
Contact Personnel Fax Number	(212) 450-6858
Class A Common Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	40,614,497
Class B Common Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	14,466,239